Accounts Receivable, Net - Schedule of Allowance of Credit Losses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Allowance of Credit Losses [Abstract]
Beginning balance
Additions	92,051
Foreign currency translation adjustments	997
Ending balance	$ 93,048